Discontinued Operations and Assets Held for Sale - Disclosure of Financial Performance Relating to Discontinued Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Net interest income	£ 4,472	£ 3,997	£ 3,381
Net fee and commission income	324	280	318
Other operating income	210	267	136
Total operating income	5,006	4,544	3,835
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(2,370)	(2,540)	(2,425)
Credit impairment (charges)/write-backs	(321)	233	(639)
Provisions for other liabilities and charges	(421)	(379)	(263)
Total operating credit impairment (charges)/write-backs, provisions and charges	(742)	(146)	(902)
Profit from discontinued operations before tax	0	44	44
Tax on profit from discontinued operations	0	(12)	(13)
Profit from discontinued operations after tax	0	32	31
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net interest income	0	33	55
Net fee and commission income	0	34	65
Other operating income	0	2	2
Total operating income	0	69	122
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	0	(32)	(62)
Credit impairment (charges)/write-backs	0	11	(6)
Provisions for other liabilities and charges	0	(4)	(10)
Total operating credit impairment (charges)/write-backs, provisions and charges	£ 0	£ 7	£ (16)